Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Value of Derivatives by Category

The following table sets forth the fair value of our derivatives by category (in thousands):

Derivatives not designated as hedging instruments	Balance Sheets Location	December 31, 2016	December 31, 2017
Undesignated interest rate cap	Other assets	$—	$22,336
Preferred stock warrant	Other assets	—	4,100
Put option embedded derivative	Other long-term liabilities	1,496	658

Total derivatives		$1,496	$27,094

Schedule of Effect of Derivative Instruments, Included in Interest Expense, Net in Consolidated Statements of Operations

The following table sets forth the effect of the derivative instruments, included in interest expense, net in our consolidated statements of operations (in thousands):

Derivatives not designated as hedging instruments	Presentation in Statements of Operations	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2017
Undesignated interest rate cap	Included in interest expense, net	$—	$—	$1,006
Undesignated interest rate swaps	Included in interest expense, net	3,483	—	—
Put option embedded derivative	Included in other expense, net	—	—	732
Preferred stock warrant	Included in other expense, net	—	—	—

Total loss on derivative financial instruments		$3,483	$—	$1,738